CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Other comprehensive income (loss)	Retained Earnings	Total
Balance at Dec. 31, 2020	$ 380	$ 264,831	$ 3,330	$ 60,472	$ 329,013
Total Comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	73,223	73,223
Other comprehensive loss:
Foreign currency translation	0	0	(2,632)	0	(2,632)
Foreign Currency Translation for subsidiary sold					0
Total comprehensive Income (loss) for the year	0	0	(2,632)	73,223	70,591
Transactions with owners, recognized directly in equity
Revaluation of liability for put option on non- controlling interests	0	0	0	64	64
Own shares acquired	(3)	(6,640)	0	0	(6,643)
Share based compensation	0	41,822	0	0	41,822
Exercise of share options	17	1,353	0	0	1,370
Issuance of shares	47	136,111	0	0	136,158
Issuance of Restricted shares	1	(1)	0	0	0
Balance at Dec. 31, 2021	442	437,476	698	133,759	572,375
Total Comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	22,737	22,737
Other comprehensive loss:
Foreign currency translation	0	0	(6,499)	0	(6,499)
Foreign Currency Translation for subsidiary sold					0
Total comprehensive Income (loss) for the year	0	0	(6,499)	22,737	16,238
Transactions with owners, recognized directly in equity
Own shares acquired	(50)	(86,202)	0	0	(86,252)
Share based compensation	0	47,049	0	0	47,049
Exercise of share options	21	2,184	0	0	2,205
Balance at Dec. 31, 2022	413	400,507	(5,801)	156,496	551,615
Total Comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	(21,487)	(21,487)
Other comprehensive loss:
Foreign currency translation	0	0	2,126	0	2,126
Foreign Currency Translation for subsidiary sold	0	0	1,234	0	1,234
Total comprehensive Income (loss) for the year	0	0	3,360	(21,487)	(18,127)
Transactions with owners, recognized directly in equity
Own shares acquired	(8)	(9,306)	0	0	(9,314)
Share based compensation	0	19,141	0	0	19,141
Exercise of share options	12	221	0	0	233
Balance at Dec. 31, 2023	$ 417	$ 410,563	$ (2,441)	$ 135,009	$ 543,548